Credit card receivables (Details 6) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Loss allowance at beginning of year		$ 127,358	$ 79,296	$ 68,437
Transfers from Stage 1 to Stage 2		(19,469)	(10,514)	(4,252)
Transfers from Stage 2 to Stage 1		38,029	17,840	27,974
Transfers to Stage 3		(22,691)	(7,023)	(3,929)
Transfers from Stage 3		6,148	151	246
Write-offs			(0)	(0)
Net increase of loss allowance		190,073	54,096	6,154
New originations	[1]	144,394	94,367	27,727
Changes in exposure of preexisting accounts	[2]	115,746	120,420	(0)
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes		(97,269)	(161,906)	(9,593)
Changes to models used in calculation	[3]	27,202	1,215	(11,980)
Effect of changes in exchange rates (OCI)		3,522	(6,488)	(15,334)
Loss allowance at end of the year		322,970	127,358	79,296
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Loss allowance at beginning of year		126,392	60,391	75,531
Transfers from Stage 1 to Stage 2		19,469	10,514	4,252
Transfers from Stage 2 to Stage 1		(38,029)	(17,840)	(27,974)
Transfers to Stage 3		(64,523)	(13,176)	(11,252)
Transfers from Stage 3		1,659	70	129
Write-offs			(0)
Net increase of loss allowance		203,018	92,658	36,643
New originations	[1]	22,320	9,547	2,421
Changes in exposure of preexisting accounts	[2]	4,813	2,585	(0)
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes		210,317	79,282	33,474
Changes to models used in calculation	[3]	(34,432)	1,244	748
Effect of changes in exchange rates (OCI)		6,195	(6,225)	(16,938)
Loss allowance at end of the year		254,181	126,392	60,391
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Loss allowance at beginning of year		136,929	77,855	79,929
Transfers from Stage 1 to Stage 2		(0)		(0)
Transfers from Stage 2 to Stage 1		(0)		(0)
Transfers to Stage 3		87,214	20,199	15,181
Transfers from Stage 3		(7,807)	(221)	(375)
Write-offs		(290,974)	(118,518)	(116,856)
Net increase of loss allowance		545,988	164,847	117,973
New originations	[1]	11,167	3,979	1,376
Changes in exposure of preexisting accounts	[2]	2,400	363	(0)
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes		519,615	160,186	104,248
Changes to models used in calculation	[3]	12,806	319	12,349
Effect of changes in exchange rates (OCI)		2,167	(7,233)	(17,997)
Loss allowance at end of the year		473,517	136,929	77,855
Total [Member]
IfrsStatementLineItems [Line Items]
Loss allowance at beginning of year		390,679	217,542	223,897
Transfers from Stage 1 to Stage 2		(0)		(0)
Transfers from Stage 2 to Stage 1		(0)	(0)	(0)
Transfers to Stage 3		(0)	(0)	(0)
Transfers from Stage 3		(0)	(0)	(0)
Write-offs		(290,974)	(118,518)	(116,856)
Net increase of loss allowance		939,079	311,601	160,770
New originations	[1]	177,881	107,893	31,524
Changes in exposure of preexisting accounts	[2]	122,959	123,368	(0)
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes		632,663	77,562	128,129
Changes to models used in calculation	[3]	5,576	2,778	1,117
Effect of changes in exchange rates (OCI)		11,884	(19,946)	(50,269)
Loss allowance at end of the year		$ 1,050,668	$ 390,679	$ 217,542

[1]	Considers all accounts originated from the beginning to the end of the period. ECL effects presented in the table were calculated as if risk parameters at the beginning of the period were applied.
[2]	Reflects the movements in exposure of accounts that already existed in the beginning of the period, as increase in credit limits. ECL effects were calculated as if risk parameters of the exposures at the beginning of the period were applied.
[3]	Relates to methodology changes that occurred during the period, according to the Group's processes of model monitoring.